UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                --------------

Check here if Amendment [ X ]; Amendment Number:
This Amendment (Check only one.):   [   ] is a restatement.
                                    [ X ] adds new holdings  entries.

Institutional Investment Manager Filing this Report:

Name:                 Mills Value Adviser, Inc.
Address:              707 East Main Street
                      Richmond, Virginia  23219


Form 13F File Number:      28-    7718
                           -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bradley A. Brown
       ------------------------------------------

Title:    Vice President, Secretary/Treasurer
       ------------------------------------------

Phone:    (804) 344-3532
       ------------------------------------------

Signature, Place, and Date of Signing:


/s/ Bradley A. Brown           Richmond, Virginia            3/31/00
-----------------------------------------------------------------------
[Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                       -----------------------

Form 13F Information Table Entry Total:                       47
                                                       -----------------------

Form 13F Information Table Value Total (thousands):
                                                        $168,564.11
                                                       -----------------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


             Item 1                             Item 2        Item 3         Item 4
             ------                             ------        ------         ------

                                               Title of        CUSIP      Fair Market      Price per
         Name of Issuer                          Class        Number         Value           Share
         --------------                        --------       ------      -----------      ---------

Aladdin Knowledge Systems                         cs         M0392N101   49,003,057.180      23.870
Approved Mortgage Corp.                           cs         038327102      219,195.200       1.120
Biotech Holders Trust                             cs         09067d201   16,950,000.000     169.500
Capital One Financial Corp.                       cs         14040h105      161,078.400      47.940
CitiGroup Corp.                                   cs         172967101    1,173,452.000      59.870
Citrix Systems, Inc.                              cs         177376100      463,330.000      66.190
Commonwealth Biotechnologies, Inc.                cs         202739108    1,861,210.260       9.620
Community Financial Corp.                         cs         20365l100       96,200.000       9.620
Doral Financial                                   cs         25811p100    1,119,000.000      11.190
Dow Chemical Co.                                  cs         260543103      148,200.000     114.000
ECI Telecom Ltd.                                  cs         268258100    3,230,240.000      31.060
EntreMed, Inc.                                    cs         29382F103   16,772,255.970      59.190
Federal National Mortgage Assoc.                  cs         313586109      152,712.000      56.560
First Union Corp.                                 cs         337358105      720,787.500      37.250
GTE Corp.                                         cs         362320103      248,500.000      71.000
General Electric Co.                              cs         369604103    1,470,609.000     155.620
H & Q Life Sciences                               cs         404053100      382,800.000      29.000
Hersha Hospitality Trust, Inc.                    cs; REIT   427825104       90,535.000       5.000
Honda Motor Co. Ltd.                              cs; ADR    438128308      812,500.000      81.250
Humphrey Hospitality Trust                        cs; REIT   445467103      428,595.549       6.620
Independent Property Operators of America, LLC    LLC Units     N/A      10,849,891.500  27,777.500
Israel Land Development Ltd                       cs         32063l100      203,000.000      29.000
Koger Equity, Inc.                                cs         500228101      241,500.000      17.250
LCC International, Inc.                           cs         501810105    1,303,500.000      39.500
LSI Logic Corp.                                   cs         502161102      232,384.000      72.620
Lucent Technologies, Inc.                         cs         549463107      521,700.000      75.000
Matsushita Electric                               cs; ADR    576879209      606,000.000     303.000
Microsoft Corp.                                   cs         594918104      181,254.000     106.620
Midwest Express Holdings                          cs         597911106      276,183.600      25.620
Pfizer, Inc.                                      cs         717081103    2,193,600.000      36.560
Philip Morris Companies, Inc.                     cs         718154107      424,512.000      21.120
Shire Pharmaceuticals-ADR                         cs         82481r06     5,201,875.000      51.250
Sony Corp. - ADR New                              cs; ADR    835699307    1,680,720.000     280.120
Telecominicaoes Brasileiras SA Telebras HLD       cs; ADR    879287308   30,199,000.000     149.500
Viacom                                            cs         925524100      101,536.000      53.440
Virginia Gas Company                              cs         927814103    2,048,148.480       2.560
Vodafone Group PLC                                cs; ADR    9285T107       416,700.000      55.560
World Acceptance Corp.                            cs         981419104   14,485,446.000       6.210
AIM Invt Fds Global Telecommunications Cl         mf; cl A   00141t403      278,248.876      37.660
AIM Invt Fds Global Telecommunications Cl         mf; cl B   00141t502      321,922.280      39.410
American Mutual Fund, Inc.                        mf         27681105       169,843.329      23.170
Franklin Virginia Tax Free Income Fund            mf; cl A   354723769      211,951.000      11.050
Growth Fund of America, Inc.                      mf         399874106      170,526.751      34.280
MFS Virginia Municipal Bond Fund-CL A             mf; cl A   552987505      141,750.335      10.910
Oppenheimer Quest Global                          mf         683806200      119,173.831      17.530
Oppenheimer Quest Opportunity-CL A                mf        6.838E+209      108,071.106      33.800
Oppenheimer Total Return Fund, Inc.-CL B          mf         683808208      103,316.512      14.140
Smallcap World Fund, Inc.                         mf         831681101      173,941.385      45.430
Strips-TINT due 11/15/11                          gb         912833JX9       94,158.240
                                                                        ---------------
                                                                        168,564,112.284

                                                         Item 5       Item 6       Item 7       Item 8
                                                         ------       ------       ------       ------
                                                        Shares of
                                                        Principal    Investment                  Voting
                                                          Amount     Discretion    Managers    Authority
                                                      -------------  ----------    --------    ---------
Aladdin Knowledge Systems                             2,052,914.000     sole         n/a          none
Approved Mortgage Corp.                                 195,710.000     sole         n/a          none
Biotech Holders Trust                                   100,000.000     sole         n/a          none
Capital One Financial Corp.                               3,360.000     sole         n/a          none
CitiGroup Corp.                                          19,600.000     sole         n/a          none
Citrix Systems, Inc.                                      7,000.000     sole         n/a          none
Commonwealth Biotechnologies, Inc.                      193,473.000     sole         n/a          none
Community Financial Corp.                                10,000.000     sole         n/a          none
Doral Financial                                         100,000.000     sole         n/a          none
Dow Chemical Co.                                          1,300.000     sole         n/a          none
ECI Telecom Ltd.                                        104,000.000     sole         n/a          none
EntreMed, Inc.                                          283,363.000     sole         n/a         10,000
Federal National Mortgage Assoc.                          2,700.000     sole         n/a          none
First Union Corp.                                        19,350.000     sole         n/a          none
GTE Corp.                                                 3,500.000     sole         n/a          none
General Electric Co.                                      9,450.000     sole         n/a          none
H & Q Life Sciences                                      13,200.000     sole         n/a          none
Hersha Hospitality Trust, Inc.                           18,107.000     sole         n/a          none
Honda Motor Co. Ltd.                                     10,000.000     sole         n/a          none
Humphrey Hospitality Trust                               64,742.530     sole         n/a          none
Independent Property Operators of America, LLC              390.600     sole         n/a          none
Israel Land Development Ltd                               7,000.000     sole         n/a          none
Koger Equity, Inc.                                       14,000.000     sole         n/a          none
LCC International, Inc.                                  33,000.000     sole         n/a          none
LSI Logic Corp.                                           3,200.000     sole         n/a          none
Lucent Technologies, Inc.                                 6,956.000     sole         n/a          none
Matsushita Electric                                       2,000.000     sole         n/a          none
Microsoft Corp.                                           1,700.000     sole         n/a          none
Midwest Express Holdings                                 10,780.000     sole         n/a          none
Pfizer, Inc.                                             60,000.000     sole         n/a          none
Philip Morris Companies, Inc.                            20,100.000     sole         n/a          none
Shire Pharmaceuticals-ADR                               101,500.000     sole         n/a          none
Sony Corp. - ADR New                                      6,000.000     sole         n/a          none
Telecominicaoes Brasileiras SA Telebras HLD             202,000.000     sole         n/a          none
Viacom                                                    1,900.000     sole         n/a          none
Virginia Gas Company                                    800,058.000     sole         n/a          none
Vodafone Group PLC                                        7,500.000     sole         n/a          none
World Acceptance Corp.                                2,332,600.000     sole         n/a          none
AIM Invt Fds Global Telecommunications Cl                 7,388.446     sole         n/a          none
AIM Invt Fds Global Telecommunications Cl                 8,168.543     sole         n/a          none
American Mutual Fund, Inc.                                7,330.312     sole         n/a          none
Franklin Virginia Tax Free Income Fund                   19,181.086     sole         n/a          none
Growth Fund of America, Inc.                              4,974.526     sole         n/a          none
MFS Virginia Municipal Bond Fund-CL A                    12,992.698     sole         n/a          none
Oppenheimer Quest Global                                  6,798.279     sole         n/a          none
Oppenheimer Quest Opportunity-CL A                        3,197.370     sole         n/a          none
Oppenheimer Total Return Fund, Inc.-CL B                  7,306.684     sole         n/a          none
Smallcap World Fund, Inc.                                 3,828.778     sole         n/a          none
Strips-TINT due 11/15/11                                                sole         n/a          none


cs = common stock
REIT = real estate investment trust
ADR = American  Depository Receipt
mf = mutual fund
cb = corporate bond
mb = municipal bond
gb = government bond
mmf = money market fund
wr = warrants